Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2022	June 30, 2021

Personnel and other short-term employee benefits	1,205	1,881
Extra pension benefits	11	—
Share-based compensation	891	538
Executive Board Members and other Executive Members compensation	2,107	2,419

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of June 30, 2022 are as follows:

	As of June 30,2022
(in thousands of euro)	Payments	Assets/Liabilities

Collection (AstraZeneca to the Company) / Receivables	48,744	5,691
Payments (the Company to AstraZeneca) / Liabilities	(11,535)	(5,121)
Total	37,209	570